Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income / (loss) for the period	$ 0	$ (1)	$ (2)	$ (2)
Changes in operating assets and liabilities:
Net cash provided by / (used in) operating activities	0	(1)	(2)	(2)
Investing activities
Cash held in deconsolidated funds			0	0	$ (19,039)
Financing activities
Receipts from non-controlling interests liability holders			0	0	16,169
Disbursements to non-controlling interests liability holders			0	0	(12,114)
Cancellation of Class A Units withheld			(20,516)	(10,668)	(53,347)
Redemption of Class B Units			0	0	(7,961)
Net increase / (decrease) in cash and cash equivalents	0	(1)	(2)	(2)
Cash and cash equivalents, beginning of period	1	3	3	5
Cash and cash equivalents, end of period	1	2	1	3	5
Significant noncash investing and financing activities:
Repayments of loans receivable with non-cash considerations			0	0	93,551
Origination of loans receivable with noncash consideration			10,787	10,669	64,750
Recognition of right of use asset and lease liability			0	1,730	4,497
Additions to property, plant and equipment and intangible assets			160	11,724	8,998
Payable for investments purchased			3,431	0	0
Proceeds from investments received as non-cash contributions			6,714	0	0
Reclassification between derivatives and investments			389	18,786	0
Deconsolidation of investment funds			0	0	56,256
In-kind receipts from noncontrolling interests liability holders			0	0	3,508
In-kind disbursements to noncontrolling interests liability holders			0	0	9,331
Galaxy Digital Holdings, LP
Operating activities
Income / (loss) for the period	(295,432)	388,127	346,722	228,514	(816,129)
Adjustments for:
Digital assets sales revenue	(5,535,721)	(1,242,643)	(11,150,499)	(24,498,135)	(51,758,250)
Digital assets sales cost	5,552,501	1,179,478	11,264,933	24,463,949	49,273,681
Impairment of digital assets	49,070	3,253	89,774	46,757	2,628,402
Provision for credit losses			3,635	0	10,123
Depreciation and amortization	13,591	9,500	46,892	22,945	12,852
Other impairment	49,222	0	101	0	52,077
Equity based compensation	13,738	18,652	74,857	81,654	89,029
Noncash expense from borrowing	25,327	16,064	70,544	8,230	35,457
Noncash lending and net staking income	(34,839)	(20,436)	(100,472)	(24,915)	(36,786)
Net (gain) / loss on digital assets	18,223	(346,393)	(634,557)	(333,450)	(938,365)
Net (gain) / loss on investments	133,167	(63,018)	(258,791)	(97,827)	464,918
Net realized loss on disposal			0	2,111	2,046
Net (gain) /loss on derivatives trading	(31,059)	(83,640)	(267,769)	(151,583)	(192,558)
Net unrealized gain / (loss) on notes payable – derivative	(89,606)	9,713	31,727	9,603	(57,998)
Change in fair value of warrant liability			0	0	(20,322)
Net (gain) on sale of mining equipment			0	0	(512)
Noncash notes interest expense	14,071	6,976	17,454	13,935	22,552
Net deferred tax expense / (benefit)	(7,152)	3,514	(8,386)	2,498	(13,575)
Impact of exchange rate on cash and other	(1,208)	(1,329)	682	390	1,974
Changes in operating assets and liabilities:
Digital assets	198,148	244,945	153,175	148,322	1,404,046
Digital assets receivable	41,528	197	33	(2,617)	(18,010)
Derivative assets / liabilities	34,203	151,095	238,931	122,422	210,471
Accounts receivable	24,753	(1,353)	3,491	7,957	57,075
Prepaid expenses and other assets	(3,562)	2,199	10,030	(8,548)	(64,851)
Other non-current assets			0	2,000	2,394
Assets posted as collateral	0	(12,409)	2,091	(2,091)	0
Collateral payable	(25,577)	11,717	63,629	(46,681)	30,398
Accounts payable and accrued liabilities	(15,069)	(3,852)	91,512	18,195	(60,283)
Other current liabilities	65,911	(194,013)	(422,180)	(13,207)	(23,335)
Other non-current liabilities	(34,815)	(1,285)	127,362	(4,507)	(3,022)
Net cash provided by / (used in) operating activities	159,413	75,059	(205,079)	(4,079)	293,499
Investing activities
Proceeds from paydowns and maturities of loans receivable	64,072	33,109	200,679	66,706	228,282
Disbursements for loans receivable	(52,593)	(45,502)	(279,146)	(279,813)	(230,583)
Purchase of property, equipment and intangible assets	(91,642)	(25,166)	(59,025)	(45,613)	(118,190)
Disposal of property and equipment	7,954	1,560	2,954	653	1,281
Acquisitions			(5,115)	(43,893)	(74,605)
Purchase of investments	(645,333)	(2,261,582)	(3,260,043)	(192,330)	(142,045)
Proceeds and distributions from investments	781,642	1,930,839	2,878,067	209,508	194,198
Net cash provided by / (used in) investing activities	64,100	(366,742)	(521,629)	(284,782)	(160,701)
Financing activities
Proceeds from stock option and warrant exercise			5,860	11,107	6,192
Payable to customers	(232)	77,298	16,078	(6,149)	(132,850)
Proceeds from loans payable	61,921	202,826	315,516	117,233	131,473
Repayments of loans payable	(32,470)	(20,500)	(228,617)	(25,748)	(164,762)
Margin loans payable, net	(194,920)	0	330,716	0	0
Proceeds from / (repayments of) notes payable, net of issuance cost			388,931	0	(29,998)
Contributions			119,491	0	0
Distributions	(9,436)	(36,698)	(55,258)	(22,405)	(184,275)
Cancellation of Class A Units withheld	(3,288)	(774)
Net cash provided by / (used in) financing activities	(176,178)	222,305	872,201	63,370	(431,473)
Net increase / (decrease) in cash and cash equivalents	47,335	(69,378)	145,493	(225,491)	(298,675)
Cash and cash equivalents, beginning of period	462,103	316,610	316,610	542,101	840,776
Cash and cash equivalents, end of period	509,438	247,232	462,103	316,610	542,101
Cash paid during the year for:
Interest	10,931	1,915	51,095	23,292	23,874
Taxes	2,314	378	8,561	9,316	25,559
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance	299,709	9,286	475,450	54,533	90,819
Assets posted as collateral	231,217	157,213	37,577	290,965	46,262
Digital assets borrowed	269,449		1,099,332	227,711	734,446
Collateral payable	430,565	91,759	754,664	496,537	378,980
Origination of loans receivable with noncash consideration	0	2,966
Additions to property, plant and equipment and intangible assets	753	2,101
Purchase of investments with noncash contributions	9,352	9,934	13,447	3,409	8,395
Proceeds from investments included in receivables	70	0	218	150	332
Proceeds from investments received as digital assets	96,461	6,714	$ 136,191	$ 2,036	$ 5,708
Reclassification between derivatives and investments	$ 0	$ 389